RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Amounts Due from (Paid to) Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	$ 10,274	$ 16,880	$ 22,094
Total operating expenses	3,831	3,987	4,919
Total other income (expenses)	(22,445)	(8,563)	17
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	2,027	2,196	1,669
Total operating expenses	360	593	803
SFL
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	3,191	5,925	7,634
Total operating expenses	0	0	1,590
Total other income (expenses)	0	0	(937)
Golden Ocean
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	1,212	4,182	3,061
Alta Trading UK Limited
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	11	8	5,617
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	1,538	1,513	1,242
Avance Gas
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	1,697	1,989	2,191
TFG Marine
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	598	1,060	627
Total other income (expenses)	(1,651)	2,771	14,797
Other related parties
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	0	7	53
Front Ocean Management
Disclosure of transactions between related parties [line items]
Total operating expenses	2,948	2,514	2,010
Seatankers Management Norway AS
Disclosure of transactions between related parties [line items]
Total operating expenses	523	880	516
Shareholder loan facility finance expense
Disclosure of transactions between related parties [line items]
Total other income (expenses)	(12,548)	(255)	0
Revolving credit facility finance expense
Disclosure of transactions between related parties [line items]
Total other income (expenses)	(9,299)	(11,690)	(13,288)
FMS Holdco share of results
Disclosure of transactions between related parties [line items]
Total other income (expenses)	$ 1,053	$ 611	$ (555)